share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
share-based compensation
Employee benefits expense	$ 199	$ 171
Associated operating cash outflows	(48)	(54)
Statement of cash flows adjustment	151	117
TELUS technology solutions
share-based compensation
Employee benefits expense	150	144
Associated operating cash outflows	(42)	(45)
Statement of cash flows adjustment	108	99
TELUS digital experience
share-based compensation
Employee benefits expense	49	27
Associated operating cash outflows	(6)	(9)
Statement of cash flows adjustment	43	18
Restricted share units
share-based compensation
Employee benefits expense	164	127
Associated operating cash outflows	(14)	(9)
Statement of cash flows adjustment	150	118
Restricted share units | Restructuring Costs | TELUS technology solutions
share-based compensation
Employee benefits expense	160	128
Employee share purchase plan
share-based compensation
Employee benefits expense	34	43
Associated operating cash outflows	(34)	(43)
Share option awards
share-based compensation
Employee benefits expense	1	1
Associated operating cash outflows		(2)
Statement of cash flows adjustment	1	$ (1)
Share option awards | TELUS digital experience
share-based compensation
Employee benefits expense	$ 21